Expense Example - GABELLI INTERNATIONAL SMALL CAP FUND	Apr. 30, 2021 USD ($)
Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 193
Expense Example, with Redemption, 3 Years	1,014
Expense Example, with Redemption, 5 Years	1,947
Expense Example, with Redemption, 10 Years	4,328
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	1,388
Expense Example, with Redemption, 5 Years	2,134
Expense Example, with Redemption, 10 Years	4,088
Class AAA Shares
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	3,727
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	812
Expense Example, with Redemption, 5 Years	1,554
Expense Example, with Redemption, 10 Years	$ 3,517